Shareholder Report, Holdings (Details) - C000023718	Jun. 30, 2024
Other
Holdings [Line Items]
Percent of Net Asset Value	3.10%
U.S. Government Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	18.60%
U.S. Treasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	22.60%
U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	55.70%